Subordinated Liabilities - Reconciliation of liabilities arising from financing activities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Financial liabilities
Financial liabilities at beginning of period		$ 1,259,588
Cash flows		12,407		$ 13,232	$ 9,545
Financial liabilities at end of period		1,299,114		1,259,588
Payment of interest		808		804	635
Subordinated liabilities | Financial liabilities at amortized cost
Financial liabilities
Financial liabilities at beginning of period	$ 1,894,000,000	37,228	$ 1,825,000,000	35,885
Cash flows		(3,034)		(232)
Accrued interest		1,501		1,201
Transaction costs		18		87
Foreign exchange movements		(1,446)		287
Financial liabilities at end of period	1,816,000,000	34,267	$ 1,894,000,000	37,228	35,885
Tier II Subordinated Capital Notes | Financial liabilities at amortized cost
Financial liabilities
Financial liabilities at beginning of period		1,546		26,054
Cash flows		(1,521)		(24,481)
Accrued interest		6		826
Transaction costs		7		151
Foreign exchange movements		(38)		(1,004)
Financial liabilities at end of period				1,546	26,054
Subordinated Additional Tier I Capital Notes | Financial liabilities at amortized cost
Financial liabilities
Financial liabilities at beginning of period		9,809		9,831
Transaction costs		4		(16)
Foreign exchange movements		(393)		(6)
Financial liabilities at end of period	500,000,000	9,420		9,809	$ 9,831
Payment of interest		808		804
Tier II Subordinated Notes | Financial liabilities at amortized cost
Financial liabilities
Financial liabilities at beginning of period		25,873
Cash flows		(1,513)		24,249
Accrued interest		1,495		375
Transaction costs		7		(48)
Foreign exchange movements		(1,015)		1,297
Financial liabilities at end of period	$ 1,300,000,000	$ 24,847		$ 25,873